Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Federal Income Tax Benefit Attributable To:
Current Operations	$ 366,510	$ 159,320
Less: Valuation Allowance	(366,520)	(159,320)
Net Provision For Federal Income Taxes	$ 0	$ 0